CONTRACT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2024
Contract Liabilities
SCHEDULE OF CONTRACT LIABILITIES

	June 30, 2024	December 31, 2023
	US$’000	US$’000
	(Unaudited)
Contract liabilities - beginning of period/year	5,008	3,654
A change in time frame for a performance obligation satisfied	(6,405)	(11,747)
Advance received	5,511	13,205
Translation adjustment	(115)	(104)
Contract liabilities - subtotal	3,999	5,008
Less: contract liabilities to related parties	(1,360)	(2,483)
Contract liabilities - end of period/year	2,639	2,525